AMOUNT DUE TO DIRECTOR (Tables)	12 Months Ended
Dec. 31, 2025
Amount Due To Director
SCHEDULE OF AMOUNT DUE FROM DIRECTOR	Amount due from director consisted of the following:
	As of December 31,
	2024	2025
	S$’000	S$’000

Amount due to director	1,129	218